SCHEDULE OF PREPAYMENT OF DEBT NOTE (Details)	12 Months Ended
May 31, 2021
Under Thirty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	115.00%
Debt Instrument, Frequency of Periodic Payment	% of Principal Amount (as hereinafter defined) so paid
Thirty One To Sixty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	120.00%
Debt Instrument, Frequency of Periodic Payment	% of Principal Amount so paid
Sixty One To Ninety [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	125.00%
Debt Instrument, Frequency of Periodic Payment	% of Principal Amount so paid
Ninety One To One Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	135.00%
Debt Instrument, Frequency of Periodic Payment	% of Principal Amount so paid